Warrant Liability - Schedule of Changes in the Fair Value of Derivative Warrant Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Warrant liability at beginning	$ 3,719
Adjustment resulting from the change in the fair value for the reporting period		$ (3,720)
Warrant liability at ending
Series A Warrants [Member]
Warrant liability at beginning	3,719
Adjustment resulting from the change in the fair value for the reporting period	(3,719)
Warrant liability at ending